Long-term debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2010	2009	2008
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$251	$250
Notes—5.700% due 2016	512	515	517
Debentures—9.375% due 2011	—	123	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	898
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 (1)	205	204	203
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	249	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	81	211	293
Other	66	707	710
Total Machinery and Power Systems	4,505	5,652	5,736
Financial Products:
Commercial paper	—	71	1,500
Medium-term notes	14,993	15,363	15,073
Other	939	761	525
Total Financial Products	15,932	16,195	17,098
Total long-term debt due after one year	$20,437	$21,847	$22,834

(1)  Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.

Aggregate amounts of maturities of long-term debt

	December 31,
(Millions of dollars)	2011	2012	2013	2014	2015
Machinery and Power Systems	$495	$81	$366	$8	$5
Financial Products	3,430	4,825	4,243	2,015	887
	$3,925	$4,906	$4,609	$2,023	$892